DIVIDENDS AND INTEREST RECEIVABLE	12 Months Ended
Dec. 31, 2024
DIVIDENDS AND INTEREST RECEIVABLE
DIVIDENDS AND INTEREST RECEIVABLE

NOTE 11 – DIVIDENDS AND INTEREST RECEIVABLE

The amounts refer to dividends and interest on own capital receivable, net of withholding income tax, when applicable, resulting from investments in associates maintained by the Company.

	12/31/2024	12/31/2023
Current
Associates
ISA Energia	287,671	441,138
Lajeado Energia	102,544	114,242
Belo Monte Transmissora de Energia S.A.	58,222	48,386
Goiás Transmissão SA	56,882	43,654
Interligação Eletrica do Madeira S.A.	49,696	42,718
Transenergia São Paulo S.A.	22,088	19,813
CEB Lajeado S.A.	14,824	17,605
Mata de Santa Genebra Transmissão S.A.	11,480	13,782
Paulista Lajeado Energia S.A.	16,361	5,626
Interligação Elétrica Garanhuns S.A.	13,845	12,525
Others	88,071	112,069
	721,683	871,558

Accounting Policy

Remuneration for equity related to the Company’s investments in the capital stock of its subsidiaries and associates, see note 16, is recognized in assets when these investees allocate dividends and equity interest to their shareholders.